Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Commitments [Abstract]
Summary of Authorized Investments
Year	Amount committed
2020	Ps.	2,936,500
2021		4,123,588
2022		3,517,909
2023		2,696,240
2024		2,527,851
	Ps.	15,802,088